Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Financial Segment Information

	Years ended December 31
	Consumer Packaging	Display and Packaging	Paper and Industrial Converted Products	Protective Solutions	Corporate	Consolidated
Total Revenue
2013	$1,898,690	$626,976	$1,958,762	$473,278	$—	$4,957,706
2012	1,920,114	583,435	1,937,523	453,626	—	4,894,698
2011	1,982,989	487,621	1,996,221	144,251	—	4,611,082
Intersegment Sales[1]
2013	$5,157	$1,968	$99,882	$2,607	$—	$109,614
2012	7,493	2,253	96,696	2,127	—	108,569
2011	5,691	1,491	104,000	967	—	112,149
Sales to Unaffiliated Customers
2013	$1,893,533	$625,008	$1,858,880	$470,671	$—	$4,848,092
2012	1,912,621	581,182	1,840,827	451,499	—	4,786,129
2011	1,977,298	486,130	1,892,220	143,284	—	4,498,932
Income Before Income Taxes[2]
2013	$187,130	$20,806	$138,094	$40,084	$(81,545)	$304,569
2012	176,768	20,397	141,351	36,912	(88,354)	287,074
2011	191,475	21,606	138,207	15,355	(82,237)	284,406
Identifiable Assets[3]
2013	$1,282,726	$518,975	$1,290,353	$552,121	$335,116	$3,979,291
2012	1,298,381	503,172	1,316,606	566,608	491,298	4,176,065
2011	1,357,691	477,001	1,294,712	572,719	290,676	3,992,799
Depreciation, Depletion and Amortization[4]
2013	$74,127	$18,049	$82,392	$23,103	$—	$197,671
2012	75,556	15,753	83,329	25,765	—	200,403
2011	80,257	8,239	86,559	4,816	—	179,871
Capital Expenditures
2013	$48,770	$7,422	$88,556	$15,908	$11,786	$172,442
2012	58,284	9,170	112,298	8,889	26,221	214,862
2011	60,795	5,414	86,821	3,048	17,294	173,372

[1]	Intersegment sales are recorded at a market-related transfer price.
[2]	Included in Corporate are restructuring, asset impairment charges, acquisition-related charges and insurance settlement gains associated with the following segments:

Restructuring Asset Impairment and Acquisition Related Costs

	Consumer Packaging	Display and Packaging	Paper and Industrial Converted Products	Protective Solutions	Corporate	Total
2013	$14,003	$2,326	$6,785	$1,545	$159	$24,818
2012	9,638	2,632	12,787	2,792	519	28,368
2011	19,790	4,575	6,163	4,901	8,734	44,163

The remaining amounts reported as Corporate consist of interest expense and interest income.
[3]
Identifiable assets are those assets used by each segment in its operations. Corporate assets consist primarily of cash and cash equivalents, investments in affiliates, headquarters facilities, deferred income taxes and prepaid expenses.

[4]	Depreciation, depletion and amortization incurred at Corporate are allocated to the reportable segments.

Sales to Unaffiliated Customers and Long-Lived Assets by Geographic Region
Sales to unaffiliated customers and long-lived assets by geographic region are as follows:

	2013	2012	2011
Sales to Unaffiliated Customers
United States	$3,231,135	$3,165,772	$2,821,043
Europe	751,806	768,667	777,200
Canada	299,243	338,657	385,805
All other	565,908	513,033	514,884
Total	$4,848,092	$4,786,129	$4,498,932
Long-lived Assets
United States	$1,878,728	$1,910,824	$1,884,897
Europe	288,407	275,884	279,969
Canada	205,095	229,129	253,057
All other	109,010	117,071	113,777
Total	$2,481,240	$2,532,908	$2,531,700